CONSOLIDATED BALANCE SHEETS [Parenthetical] - $ / shares	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred Stock, Shares Issued	0	0	3,337,725
Preferred Stock, Shares Outstanding	0	0	3,337,725
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	250,000,000	250,000,000	250,000,000
Common stock, shares issued	5,342,820	5,325,850	2,663,544
Common stock, shares outstanding	5,342,820	5,325,850	2,663,544